Document And Entity Information	12 Months Ended
	Sep. 30, 2013	Nov. 12, 2013
Document Information [Line Items]
Entity Registrant Name	RMG Networks Holding Corp
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		11,284,593
Amendment Flag	true
Amendment Description	S-1/A
Entity Central Index Key	0001512074
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Symon Holdings Corporation [Member]
Document Information [Line Items]
Entity Registrant Name	Symon Holdings Corp
Current Fiscal Year End Date	--01-31
Entity Central Index Key	0001342461
Entity Filer Category	Smaller Reporting Company